CONDENSED CONSOLIDATED BALANCE SHEETS - ION (Unaudited) - USD ($)	Sep. 30, 2021	Feb. 16, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 14,472,000		$ 15,645,000
Prepaid expenses and other current assets	1,966,000		1,174,000
Prepaid Expense, Current			862,000
Total Current Assets	50,661,000		51,623,000
NON-CURRENT ASSETS:
Deferred offering costs	3,269,000		0
Total Assets	63,152,000		59,458,000
Current liabilities
Accounts payable and accrued expenses	2,171,000		1,155,000
Total Current Liabilities	14,002,000		11,042,000
NON-CURRENT LIABILITIES:
Warrant Liabilities	3,690,000	$ 30,065,074	499,000
Total Liabilities	26,546,000	39,426,774	22,191,000
COMMITMENTS AND CONTINGENT LIABILITIES
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 25,300,000 and no shares subject to redemption at $10.00 per share as of September 30, 2021 and December 31, 2020, respectively	139,990,000		86,997,000
Shareholders’ (Deficit) Equity
Common stock, value	14,000		12,000
Additional paid-in capital			0
Accumulated deficit	(101,769,000)		(48,113,000)
Total Shareholders’ (Deficit) Equity	(103,384,000)		(49,730,000)
Total Liabilities and Shareholders’ (Deficit) Equity	63,152,000		59,458,000
ION Acquisition Corp 2 LTD
CURRENT ASSETS:
Cash and cash equivalents	184,007		0
Prepaid expenses and other current assets	525,677		0
Cash		3,550
Due from Sponsor		2,000,000
Total Current Assets	709,684	2,003,550	0
NON-CURRENT ASSETS:
Deferred offering costs	0		165,778
Cash and marketable securities held in Trust Account	253,042,565	253,000,000	0
Total Assets	253,752,249	255,003,550	165,778
Current liabilities
Accounts payable and accrued expenses	3,230,476		0
Accrued offering costs	318,589	431,700	140,778
Promissory note - related party	0	75,000	5,000
Total Current Liabilities	3,549,065	506,700	145,778
NON-CURRENT LIABILITIES:
Warrant Liabilities	29,639,725	30,065,074	0
Deferred underwriting fee payable	8,855,000	8,855,000	0
Total Liabilities	42,043,790	39,426,774	145,778
COMMITMENTS AND CONTINGENT LIABILITIES
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 25,300,000 and no shares subject to redemption at $10.00 per share as of September 30, 2021 and December 31, 2020, respectively	253,000,000	253,000,000	0
Shareholders’ (Deficit) Equity
Preferred stocks	0	0	0
Common stock, value		633
Additional paid-in capital	0	0	24,367
Accumulated deficit	(41,292,174)	(37,423,857)	(5,000)
Total Shareholders’ (Deficit) Equity	(41,291,541)	(37,423,224)	20,000
Total Liabilities and Shareholders’ (Deficit) Equity	253,752,249	$ 255,003,550	165,778
Class A ordinary shares | ION Acquisition Corp 2 LTD
NON-CURRENT LIABILITIES:
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 25,300,000 and no shares subject to redemption at $10.00 per share as of September 30, 2021 and December 31, 2020, respectively	253,000,000
Shareholders’ (Deficit) Equity
Common stock, value			0
Class B ordinary shares | ION Acquisition Corp 2 LTD
Shareholders’ (Deficit) Equity
Common stock, value	$ 633		$ 633	[1]

[1]	Included an aggregate of up to 825,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 14, 2021, the Company effected a share capitalization of 575,000 shares and, as a result, there are 6,325,000 founder shares issued and outstanding. All share and per share amounts have been retroactively restated to reflect the share capitalization (see Note 3).